Subsequent Events (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Dec. 31, 2025
Subsequent Events
Cash paid		¥ 6,900
Lechengshi
Subsequent Events
Cash paid		¥ 6,900
Lechengshi | Subsequent events
Subsequent Events
Ownership percentage	100.00%
Total consideration	¥ 51,600